Reconciliation of Profit After Income Tax to Net Cash Flow From Operating Activities (Tables)	6 Months Ended
Dec. 31, 2021
Disclosure of profit (loss) from operating activities [text block] [Abstract]
Schedule of profit after income tax to net cash flow from operating activities
	31 December 2021 A$	31 December 2020 A$
Loss for the period	6,583,559	8,561,862
Depreciation on fixed assets	(6,602)	(12,417)
Depreciation on leased assets	(24,934)	(23,215)
Non-cash employee benefits expense - share-based payments	(875,304)	(1,577,720)
Net foreign exchange differences	1,218,745	(987,215)
(Increase)/decrease in provisions	(78,869)	(62,547)
Increase/(decrease) in trade and other receivables	1,982,900	1,916,120
Increase/(decrease) in other current assets	504,210	(229,445)
(Increase)/decrease in trade and other payables	(631,651)	(255,505)
(Increase)/decrease in other current liabilities	-	388
	8,672,054	7,330,306